DEFERRED INCOME	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
DEFERRED INCOME

15. DEFERRED INCOME

At times, the Company may take payment in advance for services to be rendered. These amounts are held and recognized as services are rendered.

	December 31, 2023	December 31, 2022
Deferred, revenue beginning	$63,690	$5,233
Revenue recognized	(64,816)	(4,939)
Unearned revenues received	108,800	63,396
	$107,674	$63,690
Current portion	$12,112	$63,690
Long term portion	95,562	-
	$107,674	$63,690

Deferred revenue of $12,112 as of December 31, 2023 is expected to be recognized as revenue within one year. The remaining is related to a long-term support and maintenance arrangement and will be recognized according to the terms of that arrangement over the next 5 years.